PROVISION FOR REHABILITATION (Details Textual)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount rate used in current estimate of value in use	2.50%	2.50%	2.25%
Provision for decommissioning, restoration and rehabilitation costs [member]
Discount rate used in current estimate of value in use	2.50%	2.50%
Kibali Jersey Limited [member]
Discount rate used in current estimate of value in use	2.50%	2.50%	2.25%
Kibali Jersey Limited [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Discount rate used in current estimate of value in use	2.50%	2.50%	2.25%